Trade Accounts And Notes Receivable, Net (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NotesReceivableInitialMaturities	90
Bad debt expenses	€ 516	€ 191	€ 200